Other investments	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Other investments
Other investments

				$ million
		2018		2017
	Current	Non-current	Current	Non-current
Equity investments[a]	1	482	15	418
Other	221	859	110	827
	222	1,341	125	1,245

[a]	The majority of equity investments are unlisted.
Other investments includes $893 million relating to contingent consideration amounts arising on disposals (2017 $237 million) which are financial assets classified as measured at fair value through profit or loss. The fair value is determined using an estimate of discounted future cash flows that are expected to be received and is considered a level 3 valuation under the fair value hierarchy. Future cash flows are estimated based on inputs including oil and natural gas prices, production volumes and operating costs related to the disposed operations. The discount rate used is based on a risk-free rate adjusted for asset-specific risks.
The accounting classification of each category of financial instruments and their carrying amounts are set out below. Current year amounts are presented based on the classification, measurement and impairment requirements of IFRS 9. Comparatives are presented based on the classification, measurement and impairment requirements of IAS 39.

					$ million
At 31 December 2018	Note	Measured at amortized cost	Mandatorily measured at fair value through profit or loss	Derivative hedging instruments	Total carrying amount
Financial assets
Other investments	18	—	1,563	—	1,563
Loans		839	124	—	963
Trade and other receivables	20	24,080	—	—	24,080
Derivative financial instruments	30	—	8,564	427	8,991
Cash and cash equivalents	25	20,366	2,102	—	22,468
Financial liabilities
Trade and other payables	22	(56,790)	—	—	(56,790)
Derivative financial instruments	30	—	(7,685)	(1,248)	(8,933)
Accruals		(5,201)	—	—	(5,201)
Finance debt	26	(65,799)	—	—	(65,799)
		(82,505)	4,668	(821)	(78,658)

								$ million
At 31 December 2017	Note	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	At fair value through profit or loss	Derivative hedging instruments	Financial liabilities measured at amortized cost	Total carrying amount
Financial assets
Other investments – equity shares	18	—	433	—	—	—	—	433
– other	18	—	275	—	662	—	—	937
Loans		836	—	—	—	—	—	836
Trade and other receivables	20	24,361	—	—	—	—	—	24,361
Derivative financial instruments	30	—	—	—	6,454	688	—	7,142
Cash and cash equivalents	25	21,916	2,270	1,400	—	—	—	25,586
Financial liabilities
Trade and other payables	22	—	—	—	—	—	(54,054)	(54,054)
Derivative financial instruments	30	—	—	—	(5,705)	(864)	—	(6,569)
Accruals		—	—		—	—	(5,465)	(5,465)
Finance debt	26	—	—	—	—	—	(63,230)	(63,230)
		47,113	2,978	1,400	1,411	(176)	(122,749)	(70,023)